Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Impairment of oil and gas properties	$ 29,144,000	$ 31,082,000	$ 28,622,961	$ 5,478,264
Deferred tax asset valuation allowance			0	0
Liability for material uncertain tax positions			$ 0	0
Option vesting period		3 years	3 years
Employee Stock Option
Significant Accounting Policies [Line Items]
Option vesting period			3 years
Unproved Oil And Gas Properties
Significant Accounting Policies [Line Items]
Impairment of oil and gas properties			$ 8,927,000
Proven Oil And Gas Properties
Significant Accounting Policies [Line Items]
Impairment of oil and gas properties			$ 19,696,000	$ 5,478,000
Minimum | Other property and equipment
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Maximum | Other property and equipment
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years
Sales Revenue, Net | Customer Concentration Risk | Trafigura AG
Significant Accounting Policies [Line Items]
Concentration risk, percentage			38.00%	23.00%
Sales Revenue, Net | Customer Concentration Risk | BP Products North America LLC
Significant Accounting Policies [Line Items]
Concentration risk, percentage			20.00%	16.00%
Sales Revenue, Net | Customer Concentration Risk | Shell Trading (US) Company
Significant Accounting Policies [Line Items]
Concentration risk, percentage			16.00%	36.00%
Sales Revenue, Net | Customer Concentration Risk | Texla Energy Management, Inc
Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.00%
Accounts Receivable | Customer Concentration Risk | Trafigura AG
Significant Accounting Policies [Line Items]
Concentration risk, percentage			25.00%	27.00%
Accounts Receivable | Customer Concentration Risk | BP Products North America LLC
Significant Accounting Policies [Line Items]
Concentration risk, percentage				32.00%
Accounts Receivable | Customer Concentration Risk | Shell Trading (US) Company
Significant Accounting Policies [Line Items]
Concentration risk, percentage			26.00%	19.00%
Accounts Receivable | Customer Concentration Risk | Texla Energy Management, Inc
Significant Accounting Policies [Line Items]
Concentration risk, percentage			23.00%